Financial Assets and Financial Liabilities	12 Months Ended
Dec. 31, 2020
Disclosure Of Financial Instruments Abstract [Abstract]
Disclosure Of Financial Instruments Explanatory

6. Financial Assets and Financial Liabilities

6.1 Classification and Fair Value of Financial Instruments

6.1.1 Carrying amount and fair value of financial assets and liabilities by category as of December 31, 2019 and 2020, are as follows:

	December 31, 2019
	Carrying amount		Fair value
	(In millions of Korean won)
Financial assets
Cash and due from financial institutions	￦	20,837,878	￦	20,835,235
Financial assets at fair value through profit or loss		53,549,086		53,549,086
Due from financial institutions		216,367		216,367
Debt securities		50,721,526		50,721,526
Equity securities		2,103,843		2,103,843
Loans		427,545		427,545
Others		79,805		79,805
Derivatives held for trading		3,008,598		3,008,598
Derivatives held for hedging		182,075		182,075
Loans measured at amortized cost		339,684,059		340,836,884
Securities measured at amortized cost		25,346,555		26,570,494
Financial assets at fair value through other comprehensive income		46,436,051		46,436,051
Debt securities		43,556,848		43,556,848
Equity securities		2,504,105		2,504,105
Loans		375,098		375,098
Other financial assets		9,147,059		9,147,059

	￦	498,191,361	￦	500,565,482

Financial liabilities
Financial liabilities at fair value through profit or loss	￦	2,663,327	￦	2,663,327
Financial liabilities designated at fair value through profit or loss		12,704,826		12,704,826
Derivatives held for trading		2,842,950		2,842,950
Derivatives held for hedging		164,391		164,391
Deposits		305,592,771		306,048,291
Borrowings		37,818,860		37,808,944
Debentures		50,935,583		51,558,748
Other financial liabilities		22,629,587		22,629,587

	￦	435,352,295	￦	436,421,064

	December 31, 2020
	Carrying amount		Fair value
	(In millions of Korean won)
Financial assets
Cash and due from financial institutions	￦	25,608,842	￦	25,612,273
Financial assets at fair value through profit or loss		61,035,455		61,035,455
Due from financial institutions		100,094		100,094
Debt securities		58,415,100		58,415,100
Equity securities		2,092,313		2,092,313
Loans		337,983		337,983
Others		89,965		89,965
Derivatives held for trading		5,210,512		5,210,512
Derivatives held for hedging		334,873		334,873
Loans measured at amortized cost		377,166,984		378,791,808
Securities measured at amortized cost		36,870,229		38,026,073
Financial assets at fair value through other comprehensive income		61,825,197		61,825,197
Debt securities		58,456,889		58,456,889
Equity securities		3,074,899		3,074,899
Loans		293,409		293,409
Other financial assets		14,167,689		14,167,689

	￦	582,219,781	￦	585,003,881

Financial liabilities
Financial liabilities at fair value through profit or loss	￦	2,025,951	￦	2,025,951
Financial liabilities designated at fair value through profit or loss		9,784,107		9,784,107
Derivatives held for trading		5,014,072		5,014,072
Derivatives held for hedging		208,825		208,825
Deposits		338,580,220		338,833,784
Borrowings		49,827,156		50,081,900
Debentures		62,760,687		63,189,132
Other financial liabilities		28,612,287		28,612,287

	￦	496,813,305	￦	497,750,058

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The Group discloses the fair value of each class of assets and liabilities in a way that permits it to be compared with its carrying amount at the end of each reporting period. The best evidence of fair value of financial instruments is a quoted price in an active market.

Methods of determining fair value of financial instruments are as follows:

Cash and due from financial institutions	Carrying amounts of cash and demand due from financial institutions and payment due from financial institutions are reasonable approximation of fair values. These financial instruments do not have a fixed maturity and are receivable on demand. Fair value of ordinary due from financial institutions is measured using Discounted Cash Flow (“DCF”) Model.

Securities	Fair value of financial instruments that are quoted in active markets is determined using the quoted prices. If there is no quoted price, fair value is determined using external professional valuation institution. The institutions use one or more of the following valuation techniques including DCF Model, Free Cash Flow to Equity Model, Comparable Company Analysis, Dividend Discount Model, Risk Adjusted Discount Rate Method, and Net Asset Value Method, deemed suitable considering the characteristics of the financial instruments.

Loans measured at amortized cost	DCF model is used to determine the fair value of loans. Fair value is determined by discounting the expected cash flows, which are contractual cash flows adjusted by the expected prepayment rate, at an appropriate discount rate.

Derivatives and financial instruments at fair value through profit or loss	For exchange traded derivatives, quoted price in an active market is used to determine fair value and for OTC derivatives, fair value is determined using valuation techniques. The Group uses internally developed valuation models that are widely used by market participants to determine fair values of plain vanilla OTC derivatives including options, interest rate swaps, and currency swaps, based on observable market parameters. However, some complex financial instruments are valued using appropriate models developed from generally accepted market valuation models including the Finite Difference Method (“FDM”), the MonteCarlo Simulation, Black-Scholes Model, Hull and White Model, Closed Form and Tree Model or valuation results from independent external professional valuation institution.

Deposits	Carrying amount of demand deposits is regarded as representative of fair value because they do not have a fixed maturity and are payable on demand. Fair value of time deposits is determined using a DCF model. Fair value is determined by discounting the expected cash flows, which are contractual cash flows adjusted by the expected prepayment rate, at an appropriate discount rate.

Borrowings	Carrying amount of overdraft in foreign currency is regarded as representative of fair value because they do not have a fixed maturity and are payable on demand. Fair value of other borrowings is determined using a DCF model discounting contractual future cash flows at an appropriate discount rate.

Debentures	Fair value is determined by using the valuation results of external professional valuation institution, which are calculated using market inputs.

Other financial assets and liabilities	Carrying amounts are reasonable approximation of fair values. These financial instruments are temporary accounts used for other various transactions and their maturities are relatively short or not defined.

6.1.2 Fair value hierarchy

The Group believes that valuation methods used for measuring the fair values of financial instruments are reasonable and that the fair values recognized in the consolidated statement of financial position are appropriate. However, the fair values of the financial instruments recognized in the consolidated statement of financial position may be different if other valuation methods or assumptions are used. Additionally, as there is a variety of valuation techniques and assumptions used in measuring fair value, it may be difficult to reasonably compare the fair value with that of other financial institutions.

The Group classifies and discloses fair value of the financial instruments into the three-level hierarchy as follows:

Level 1: The fair values are based on quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date.

Level 2: The fair values are based on inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3: The fair values are based on unobservable inputs for the asset or liability.

The fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement. If an observable input requires an adjustment using an unobservable input and that adjustment results in a significantly higher or lower fair value measurement, the resulting measurement would be categorized within Level 3 of the fair value hierarchy.

6.1.2.1 Fair value hierarchy of financial assets and liabilities at fair value in the consolidated statements of financial position

Fair value hierarchy of financial assets and liabilities at fair value in the consolidated statements of financial position as of December 31, 2019 and 2020, are as follows:

	December 31, 2019
	Fair value hierarchy						Total
	Level 1		Level 2		Level 3
	(In millions of Korean won)
Financial assets
Financial assets at fair value through profit or loss	￦	11,177,716	￦	31,476,070	￦	10,895,300	￦	53,549,086
Due from financial institutions		—		165,242		51,125		216,367
Debt securities		9,853,733		30,735,027		10,132,766		50,721,526
Equity securities		1,244,178		336,389		523,276		2,103,843
Loans		—		239,412		188,133		427,545
Others		79,805		—		—		79,805
Derivatives held for trading		72,983		2,398,831		536,784		3,008,598
Derivatives held for hedging		—		182,075		—		182,075
Financial assets at fair value through other comprehensive income		15,188,993		29,764,660		1,482,398		46,436,051
Debt securities		14,236,566		29,320,282		—		43,556,848
Equity securities		952,427		69,280		1,482,398		2,504,105
Loans		—		375,098		—		375,098

	￦	26,439,692	￦	63,821,636	￦	12,914,482	￦	103,175,810

Financial liabilities
Financial liabilities at fair value through profit or loss	￦	2,663,327	￦	—	￦	—	￦	2,663,327
Financial liabilities designated at fair value through profit or loss		492		1,482,302		11,222,032		12,704,826
Derivatives held for trading		157,634		2,458,498		226,818		2,842,950
Derivatives held for hedging		—		164,391		—		164,391

	￦	2,821,453	￦	4,105,191	￦	11,448,850	￦	18,375,494

	December 31, 2020
	Fair value hierarchy			Total
	Level 1	Level 2	Level 3*
	(In millions of Korean won)
Financial assets
Financial assets at fair value through profit or loss	￦ 14,508,028	￦ 35,298,665	￦ 11,228,762	￦ 61,035,455
Due from financial institutions	—	10,011	90,083	100,094
Debt securities	13,316,819	34,580,168	10,518,113	58,415,100
Equity securities	1,101,244	409,259	581,810	2,092,313
Loans	—	299,227	38,756	337,983
Others	89,965	—	—	89,965
Derivatives held for trading	90,459	4,678,185	441,868	5,210,512
Derivatives held for hedging	—	334,873	—	334,873
Financial assets at fair value through other comprehensive income	18,731,801	40,645,505	2,447,891	61,825,197
Debt securities	18,147,167	40,309,722	—	58,456,889
Equity securities	584,634	70,357	2,419,908	3,074,899
Loans	—	265,426	27,983	293,409

	￦33,330,288	￦80,957,228	￦14,118,521	￦128,406,037

Financial liabilities
Financial liabilities at fair value through profit or loss	￦ 2,025,951	￦ —	￦ —	￦ 2,025,951
Financial liabilities designated at fair value through profit or loss	1,040	581,636	9,201,431	9,784,107
Derivatives held for trading	204,470	4,668,155	141,447	5,014,072
Derivatives held for hedging	—	208,825	—	208,825

	￦2,231,461	￦5,458,616	￦9,342,878	￦17,032,955

*

Included KB Securities Co., Ltd.’s OTC derivatives consist of ￦ 635,920 million of financial assets at fair value through profit or loss (debt instruments), ￦ 9,201,431 million of financial liabilities designated at fair value through profit or loss, ￦ 441,775 million of derivative financial assets and ￦ 134,934 million of derivative financial liabilities.

Valuation techniques and inputs of financial assets and liabilities classified as Level 2 and measured at fair value in the consolidated statements of financial position as of December 31, 2019 and 2020, are as follows:

	December 31, 2019
	Fair value		Valuation techniques	Inputs
	(In millions of Korean won)
Financial assets
Financial assets at fair value through profit or loss	￦	31,476,070
Due from financial institutions		165,242	DCF Model, One factor Hull-White Model	Discount rate, Volatility and others
Debt securities		30,735,027	DCF Model, Closed Form, Option Model, MonteCarlo Simulation, Black-Scholes Model, Hull and White Model, Net Asset Value Method and others	Projected cash flow, Fair value of underlying asset, Dividend yield, Price of underlying asset, Interest rate, Discount rate, Volatility, Correlation coefficient and others
Equity securities		336,389	DCF Model	Interest rate, Discount rate and others
Loans		239,412	DCF Model	Interest rate, Discount rate and others
Derivatives held for trading		2,398,831	DCF Model, Closed Form, FDM, Option Model, MonteCarlo Simulation, Black-Scholes Model, Hull and White Model and others	Discount rate, Underlying asset Index, Volatility, Correlation coefficient, Interest rate, Stock price, Foreign exchange rate, Dividend yield, Probability of default (PD), Credit spread and others
Derivatives held for hedging		182,075	DCF Model, Closed Form, FDM and others	Discount rate, Volatility, Foreign exchange rate and others
Financial assets at fair value through other comprehensive income		29,764,660
Debt securities		29,320,282	DCF Model, Option Model, Market value approach	Discount rate, Underlying asset Index, Volatility and others
Equity securities		69,280	DCF Model, Black-Scholes Model	Discount rate, Underlying asset Index, Volatility and others
Loans		375,098	DCF Model	Discount rate, Underlying asset Index, Volatility and others

	￦	63,821,636

Financial liabilities
Financial liabilities designated at fair value through profit or loss	￦	1,482,302	DCF Model, Closed Form, MonteCarlo Simulation, Black-Scholes Model, Hull and White Model and others	Price of underlying asset, Interest rate, Dividend yield, Volatility, Discount rate and others
Derivatives held for trading		2,458,498	DCF Model, Closed Form, FDM, MonteCarlo Simulation, Black-Scholes Model, Hull and White Model, Option Model, FDM and others	Discount rate, Underlying asset Index, Volatility, Correlation coefficient, Interest rate, Stock price, Foreign exchange rate, Dividend yield, Probability of default (PD), Credit spread and others
Derivatives held for hedging		164,391	DCF Model, Closed Form, FDM and others	Discount rate, Volatility, Foreign exchange rate and others

	￦	4,105,191

	December 31, 2020
	Fair value		Valuation techniques	Inputs
	(In millions of Korean won)
Financial assets
Financial assets at fair value through profit or loss	￦	35,298,665
Due from financial institutions		10,011	DCF Model	Projected cash flow, Discount rate
Debt securities		34,580,168	DCF Model, Closed Form, MonteCarlo Simulation, Black-Scholes Model, Hull and White Model, Net Asset Value Method and others	Projected cash flow, Fair value of underlying asset, Dividend yield, Price of underlying asset, Interest rate, Discount rate, Volatility, Correlation coefficient and others
Equity securities		409,259	DCF Model	Interest rate, Discount rate and others
Loans		299,227	DCF Model	Interest rate, Discount rate and others
Derivatives held for trading		4,678,185	DCF Model, Closed Form, FDM, MonteCarlo Simulation, Black-Scholes Model, Hull and White Model and others	Discount rate, Underlying asset Index, Volatility, Interest rate, Stock price, Foreign exchange rate, Dividend yield and others
Derivatives held for hedging		334,873	DCF Model, Closed Form, FDM and others	Discount rate, Volatility, Foreign exchange rate and others
Financial assets at fair value through other comprehensive income		40,645,505
Debt securities		40,309,722	DCF Model, Market value approach	Discount rate, Volatility and others
Equity securities		70,357	DCF Model	Interest rate, Discount rate and others
Loans		265,426	DCF Model	Discount rate, Volatility and others

	￦80,957,228

Financial liabilities
Financial liabilities designated at fair value through profit or loss	￦	581,636	DCF Model, Closed Form, MonteCarlo Simulation, Black-Scholes Model, Hull and White Model, Binomial Model and others	Price of underlying asset, Interest rate, Dividend yield, Volatility, Discount rate and others
Derivatives held for trading		4,668,155	DCF Model, Closed Form, FDM, MonteCarlo Simulation, Black-Scholes Model, Hull and White Model and others	Discount rate, Price of underlying asset, Volatility, Interest rate, Stock price, Foreign exchange rate, Dividend yield and others
Derivatives held for hedging		208,825	DCF Model, Closed Form, FDM and others	Discount rate, Foreign exchange rate and others

	￦	5,458,616

6.1.2.2 Fair value hierarchy of financial assets and liabilities whose fair value is disclosed

Fair value hierarchy of financial assets and liabilities whose fair value is disclosed as of December 31, 2019 and 2020, are as follows:

	December 31, 2019
	Fair value hierarchy						Total
	Level 1		Level 2		Level 3
	(In millions of Korean won)
Financial assets
Cash and due from financial institutions[1]	￦	3,015,104	￦	13,812,640	￦	4,007,491	￦	20,835,235
Loans measured at amortized cost		—		372,988		340,463,896		340,836,884
Securities measured at amortized cost		9,587,770		16,979,656		3,068		26,570,494
Other financial assets[2]		—		—		9,147,059		9,147,059

	￦	12,602,874	￦	31,165,284	￦	353,621,514	￦	397,389,672

Financial liabilities
Deposits[1]	￦	—	￦	142,021,800	￦	164,026,491	￦	306,048,291
Borrowings[3]		—		1,469,263		36,339,681		37,808,944
Debentures		—		46,969,992		4,588,756		51,558,748
Other financial liabilities[2]		—		—		22,629,587		22,629,587

	￦	—	￦	190,461,055	￦	227,584,515	￦	418,045,570

	December 31, 2020
	Fair value hierarchy						Total
	Level 1		Level 2		Level 3
	(In millions of Korean won)
Financial assets
Cash and due from financial institutions[1]	￦	3,362,096	￦	19,573,075	￦	2,677,102	￦	25,612,273
Loans measured at amortized cost		—		271,241		378,520,567		378,791,808
Securities measured at amortized cost		19,438,941		18,584,264		2,868		38,026,073
Other financial assets[2]		—		—		14,167,689		14,167,689

	￦	22,801,037	￦	38,428,580	￦	395,368,226	￦	456,597,843

Financial liabilities
Deposits[1]	￦	—	￦	181,472,846	￦	157,360,938	￦	338,833,784
Borrowings[3]		—		1,149,734		48,932,166		50,081,900
Debentures		—		57,916,235		5,272,897		63,189,132
Other financial liabilities[2]		—		—		28,612,287		28,612,287

	￦	—	￦	240,538,815	￦	240,178,288	￦	480,717,103

[1]	The amounts included in Level 2 are the carrying amounts which are reasonable approximations of the fair value.
[2]	Other financial assets and other financial liabilities included in Level 3 are the carrying amounts which are reasonable approximation of fair value.
[3]	Borrowings of ￦ 4,685 million and ￦ 292 million included in Level 2 is the carrying amounts which are reasonable approximation of fair value as of December 31, 2019 and 2020, respectively.

For financial assets and liabilities whose carrying amount is a reasonable approximation of fair value, valuation techniques and inputs are not disclosed.

Valuation techniques and inputs of financial assets and liabilities classified as Level 2, and whose fair value is disclosed as of December 31, 2019 and 2020, are as follows:

	December 31, 2019
	Fair value		Valuation techniques	Inputs
	(In millions of Korean won)
Financial assets
Loans measured at amortized cost	￦	372,988	DCF Model	Discount rate
Securities measured at amortized cost		16,979,656	DCF Model, MonteCarlo Simulation	Discount rate, Interest rate

	￦	17,352,644

Financial liabilities
Borrowings	￦	1,464,578	DCF Model	Discount rate
Debentures		46,969,992	DCF Model	Discount rate

	￦	48,435,570

	December 31, 2020
	Fair value		Valuation techniques	Inputs
	(In millions of Korean won)
Financial assets
Loans measured at amortized cost	￦	271,241	DCF Model	Discount rate
Securities measured at amortized cost		18,584,264	DCF Model, MonteCarlo Simulation	Discount rate, Interest rate

	￦	18,855,505

Financial liabilities
Borrowings	￦	1,149,442	DCF Model	Discount rate
Debentures		57,916,235	DCF Model	Discount rate

	￦	59,065,677

Valuation techniques and inputs of financial assets and liabilities classified as Level 3 and, whose fair value is disclosed and as of December 31, 2019 and 2020, are as follows:

	December 31, 2019
	Fair value		Valuation techniques	Inputs
	(In millions of Korean won)
Financial assets
Cash and due from financial institutions	￦	4,007,491	DCF Model	Credit spread, Other spread, Interest rate
Loans measured at amortized cost		340,463,896	DCF Model	Credit spread, Other spread, Prepayment rate, Interest rate
Securities measured at amortized cost		3,068	DCF Model	Interest rate

	￦	344,474,455

Financial liabilities
Deposits	￦	164,026,491	DCF Model	Other spread, Prepayment rate, Interest rate
Borrowings		36,339,681	DCF Model	Other spread, Interest rate
Debentures		4,588,756	DCF Model	Other spread, Interest rate

	￦	204,954,928

	December 31, 2020
	Fair value		Valuation techniques	Inputs
	( In millions of Korean won)
Financial assets
Cash and due from financial institutions	￦	2,677,102	DCF Model	Credit spread, Other spread, Interest rate
Loans measured at amortized cost		378,520,567	DCF Model	Credit spread, Other spread, Prepayment rate, Interest rate
Securities measured at amortized cost		2,868	DCF Model	Interest rate

	￦	381,200,537

Financial liabilities
Deposits	￦	157,360,938	DCF Model	Other spread, Prepayment rate, Interest rate
Borrowings		48,932,166	DCF Model	Other spread, Interest rate
Debentures		5,272,897	DCF Model	Other spread, Interest rate

	￦	211,566,001

6.2 Disclosure of Fair Value Hierarchy Level 3

6.2.1 Valuation policy and process of Level 3 fair value

The Group uses external, independent and qualified valuation service in addition to internal valuation models to determine the fair value of the Group’s assets at the end of every reporting period.

Where a reclassification between the levels of the fair value hierarchy occurs for a financial asset or liability, the Group’s policy is to recognize such transfers as having occurred at the beginning of the reporting period.

6.2.2 Changes in fair value (Level 3) measured using valuation technique based on unobservable inputs in the market

6.2.2.1 Changes in financial instruments classified as Level 3 of the fair value hierarchy for the years ended December 31, 2019 and 2020, are as follows:

	2019
	Financial assets at fair value through profit or loss						Financial investments		Financial liabilities at fair value through profit or loss		Net derivatives financial instruments
	Due from financial institutions measured at fair value through profit or loss		Securities measured at fair value through profit or loss		Loans measured at fair value through profit or loss		Financial assets at fair value through other comprehensive income		Financial liabilities designated at fair value through profit or loss		Derivatives held for trading
	(In millions of Korean won)
Beginning	￦	48,743	￦	7,464,860	￦	213,203	￦	1,332,718	￦	(10,873,383)	￦	(300,131)
Total gains or losses
Profit or loss		1,207		(66,208)		10,412		—		(1,285,157)		851,453
Other comprehensive income (loss)		1,175		111,826		—		55,993		(25,538)		—
Purchases		—		4,544,254		154,005		95,359		—		—
Sales		—		(2,139,174)		(189,487)		(1,672)		—		(163,856)
Issues		—		—		—		—		(12,416,402)		(59,202)
Settlements		—		—		—		—		13,378,448		(1,316)
Transfers into Level 3*		—		851,457		—		—		—		(16,982)
Transfers out of Level 3*		—		(110,973)		—		—		—		—

Ending	￦	51,125	￦	10,656,042	￦	188,133	￦	1,482,398	￦	(11,222,032)	￦	309,966

	2020
	Financial assets at fair value through profit or loss						Financial investments				Financial liabilities at fair value through profit or loss		Net derivatives financial instruments
	Due from financial institutions measured at fair value through profit or loss		Securities measured at fair value through profit or loss		Loans measured at fair value through profit or loss		Equity securities measured at fair value through other comprehensive income		Loans measured at fair value through other comprehensive income		Financial liabilities designated at fair value through profit or loss		Derivatives held for trading
	(In millions of Korean won)
Beginning	￦	51,125	￦	10,656,042	￦	188,133	￦	1,482,398	￦	—	￦	(11,222,032)	￦	309,966
Total gains or losses
Profit or loss		(2,021)		22,069		627		(206)		—		(406,788)		400,241
Other comprehensive income (loss)		(7,693)		144,963		—		815,244		(217)		(27,876)		—
Purchases		135,227		3,519,573		—		122,827		40,000		—		(24,165)
Sales		(86,555)		(3,263,111)		(150,004)		(355)		(11,800)		—		(328,348)
Issues		—		—		—		—		—		(9,333,419)		(42,732)
Settlements		—		—		—		—		—		11,788,684		90
Transfers into Level 3*		—		129,580		—		—		—		—		(1,044)
Transfers out of Level 3*		—		(109,193)		—		—		—		—		(13,587)

Ending	￦	90,083	￦	11,099,923	￦	38,756	￦	2,419,908	￦	27,983	￦	(9,201,431)	￦	300,421

*	Changes in levels for the financial instruments occurred due to the change in the availability of observable market data.

6.2.2.2 In relation to changes in Level 3 of the fair value hierarchy, total gains or losses recognized in profit or loss for the year, and total gains or losses recognized in profit or loss from financial instruments held at the end of the reporting period for the years ended December 31, 2018, 2019 and 2020, are as follows:

	2018						2019
	Net gains (losses) on financial instruments at fair value through profit or loss		Other operating expenses		Net interest income		Net losses on financial instruments at fair value through profit or loss		Other operating income		Net interest income
	(In millions of Korean won)
Total gains (losses) recognized in profit or loss for the year	￦	(36,466)	￦	(405)	￦	617	￦	(489,703)	￦	1,388	￦	22
Total gains (losses) recognized in profit or loss from financial instruments held at the end of the reporting year		144,674		(289)		43		(37,668)		1,331		—

	2020
	Net gains on financial instruments at fair value through profit or loss		Other operating expenses		Net interest income
	(In millions of Korean won)
Total gains (losses) recognized in profit or loss for the year	￦	70,251	￦	(56,329)	￦	—
Total gains (losses) recognized in profit or loss from financial instruments held at the end of the reporting year		129,824		(60,884)		—

6.2.3 Sensitivity analysis of changes in unobservable inputs

6.2.3.1 Information about fair value measurements using unobservable inputs as of December 31, 2019 and 2020, are as follows:

	December 31, 2019
	Fair value		Valuation techniques	Unobservable inputs	Range of unobservable inputs (%)	Relationship of unobservable inputs to fair value
	(In millions of Korean won)
Financial assets
Financial assets at fair value through profit or loss
Due from financial institutions	￦	51,125	Option Model	Volatility of the underlying asset	11.43~34.39	The higher the volatility of the underlying asset, the higher the fair value fluctuation
				Correlation coefficient	-4.84	The higher the correlation coefficient, the higher the fair value fluctuation
Debt securities		10,132,766	DCF Model, Closed Form, FDM, MonteCarlo Simulation, Hull-White Model, Black-Scholes Model, Option Model, Binomial Model, Net Asset Value, Income approach, Market approach and others	Growth rate	-1.00~1.00	The higher the growth rate, the higher the fair value
				Volatility	1.00~48.00	The higher the volatility, the higher the fair value fluctuation
				Discount rate	0.75~17.37	The lower the discount rate, the higher the fair value
				Recovery rate	40.00	The higher the recovery rate, the higher the fair value
				Correlation coefficient between underlying assets	3.11~95.67	The higher the correlation coefficient, the higher the fair value fluctuation
				Liquidation value	0.00	The higher the liquidation value, the higher the fair value
				Volatility of real estate price	-1.00~1.00	The higher the price of real estate, the higher the fair value
Equity securities		523,276	Income approach, Market value approach, Asset value approach, DCF Model, Comparable Company Analysis, Risk adjusted discount rate method, Dividend Discount Model, Usage of past transactions, Binomial Model and others	Growth rate	0.00~2.20	The higher the growth rate, the higher the fair value
				Discount rate	2.00~22.00	The lower the discount rate, the higher the fair value
				Liquidation value	-1.00~1.00	The higher the liquidation value, the higher the fair value
				Volatility	11.90	The higher the volatility, the higher the fair value fluctuation
Loans		188,133	Binomial Model, DCF Model	Volatility of the stock price	12.91~48.28	The higher the volatility, the higher the fair value fluctuation
				Discount rate	10.81	The lower the discount rate, the higher the fair value
Derivatives held for trading
Stock and index	￦	416,486	DCF Model, Closed Form, FDM, MonteCarlo Simulation, Hull and White	Volatility of the underlying asset	9.75~52.00	The higher the volatility, the higher the fair value fluctuation
			Model, Black-Scholes Model, Binomial Model	Correlation coefficient between underlying assets	4.00~77.00	The higher the correlation coefficient, the higher the fair value fluctuation
Currency and interest rate		120,298	DCF Model, Hull-White Model	Volatility	2.00~58.00	The higher the volatility, the higher the fair value fluctuation
				Correlation coefficient between underlying assets	-49.00~90.00	The higher the absolute value of correlation coefficient, the higher the fair value fluctuation
Financial assets at fair value through other comprehensive income
Equity securities		1,482,398	Risk adjusted discount rate method, IMV Model, DCF Model, Comparable Company Analysis, Dividend discount model, Option Model, Net Asset value method, Market approach, One Factor Hull-White Model and others	Growth rate	0.00~2.20	The higher the growth rate, the higher the fair value
				Discount rate	3.04~16.37	The lower the discount rate, the higher the fair value
				Volatility	20.97~34.87	The higher the volatility, the higher the fair value fluctuation

		￦12,914,482

Financial liabilities
Financial liabilities designated at fair value through profit or loss
Derivative-linked securities	￦	11,222,032	DCF Model, Closed Form, FDM, MonteCarlo Simulation, Hull and White Model, Black-Scholes Model	Volatility of the underlying asset	1.00~58.00	The higher the volatility, the higher the fair value fluctuation
				Correlation coefficient between underlying assets	-49.00~90.00	The higher the absolute value of correlation coefficient, the higher the fair value fluctuation
Derivatives held for trading
Stock and index		54,341	DCF Model, Closed Form, FDM, MonteCarlo Simulation, Hull and White Model, Black-Scholes Model, Binomial Model	Volatility	12.00~52.00	The higher the volatility, the higher the fair value fluctuation
				Correlation coefficient between underlying assets	9.00~77.00	The higher the correlation coefficient, the higher the fair value fluctuation
Others		172,477	MonteCarlo Simulation, Hull and White Model, DCF Model, Closed Form	Volatility	2.00~58.00	The higher the volatility, the higher the fair value fluctuation
				Volatility of the stock price	16.28	The higher the volatility, the higher the fair value fluctuation
				Volatility of the interest rate	0.52	The higher the volatility, the higher the fair value fluctuation
				Discount rate	1.94~2.00	The higher the discount rate, the lower the fair value
				Correlation coefficient between underlying assets	19.00~90.00	The higher the absolute value of correlation coefficient, the higher the fair value fluctuation

	￦	11,448,850

	December 31, 2020
	Fair value		Valuation techniques	Unobservable inputs	Range of unobservable inputs (%)	Relationship of unobservable inputs to fair value
	(In millions of Korean won)
Financial assets
Financial assets at fair value through profit or loss
Due from financial institutions	￦	90,083	MonteCarlo Simulation	Volatility of the underlying asset	19.40 ~ 36.76	The higher the volatility of the underlying asset, the higher the fair value fluctuation
				Correlation coefficient	12.27	The higher the correlation coefficient, the higher the fair value fluctuation
Debt securities		10,518,113	DCF Model, Closed Form, FDM, MonteCarlo Simulation, Hull-White Model, Black-Scholes Model, Option Model, Binomial Model, Net Asset Value Method, Income approach, Market approach and others	Growth rate	0.00 ~ 2.00	The higher the growth rate, the higher the fair value
				Volatility	8.00 ~ 179.75	The higher the volatility, the higher the fair value fluctuation
				Discount rate	0.00 ~ 21.37	The lower the discount rate, the higher the fair value
				Recovery rate	40	The higher the recovery rate, the higher the fair value
				Correlation coefficient between underlying assets	-61.12 ~ 100.00	The higher the correlation coefficient, the higher the fair value fluctuation
				Liquidation value	0.00	The higher the liquidation value, the higher the fair value
				Volatility of real estate price	0.00	The higher the price of real estate, the higher the fair value
Equity securities	￦	581,810	Income approach, Market approach, Asset value approach, DCF Model, Comparable Company Analysis, Risk adjusted discount rate method, Dividend Discount Model, Usage of past transactions, Binomial Model and others	Growth rate	0.00 ~ 1.10	The higher the growth rate, the higher the fair value
				Discount rate	0.60 ~ 18.67	The lower the discount rate, the higher the fair value
				Liquidation value	0.00	The higher the liquidation value, the higher the fair value
Loans		38,756	Binomial Model, DCF Model	Volatility of the stock price	0.00	The higher the volatility, the higher the fair value fluctuation
				Discount rate	7.86	The lower the discount rate, the higher the fair value
Derivatives held for trading
Stock and index	￦	382,337	DCF Model, Closed Form, FDM, MonteCarlo Simulation, Hull and White	Volatility of the underlying asset	20.00 ~ 72.00	The higher the volatility, the higher the fair value fluctuation
			Model, Black-Scholes Model, Binomial Model	Correlation coefficient between underlying assets	-61.12 ~ 89.01	The higher the correlation coefficient, the higher the fair value fluctuation
Others		59,531	DCF Model, Hull-White Model	Volatility	0.00 ~ 68.00	The higher the volatility, the higher the fair value fluctuation
				Correlation coefficient between underlying assets	-50.48 ~ 90.95	The higher the correlation coefficient, the higher the fair value fluctuation
Financial assets at fair value through other comprehensive income
Equity securities		2,419,908	Risk adjusted discount rate method, IMV Model, DCF Model, Comparable Company Analysis, Dividend discount model, Option Model, Net Asset Value Method, Market approach, One Factor Hull-White Model and others	Growth rate	0.00 ~ 2.00	The higher the growth rate, the higher the fair value
				Discount rate	7.60 ~ 19.67	The lower the discount rate, the higher the fair value
				Volatility	22.11 ~ 24.16	The higher the volatility, the higher the fair value fluctuation
Loans		27,983	DCF Model	Discount rate	2.21 ~ 4.21	The lower the discount rate, the higher the fair value

	￦	14,118,521

Financial liabilities
Financial liabilities designated at fair value through profit or loss
Derivative-linked securities	￦	9,201,431	DCF Model, Closed Form, FDM, MonteCarlo Simulation, Hull and White	Volatility of the underlying asset	1.00 ~ 72.00	The higher the volatility, the higher the fair value fluctuation
			Model, Black-Scholes Model	Correlation coefficient between underlying assets	-61.12 ~ 90.95	The higher the absolute value of correlation coefficient, the higher the fair value fluctuation
Derivatives held for trading
Stock and index		60,291	DCF Model, Closed Form, FDM, MonteCarlo Simulation, Hull and White	Volatility	20.00 ~ 68.00	The higher the volatility, the higher the fair value fluctuation
			Model, Black-Scholes Model, Binomial Model	Correlation coefficient between underlying assets	-61.12 ~ 90.95	The higher the correlation coefficient, the higher the fair value fluctuation
Others		81,156	MonteCarlo Simulation, Hull and White Model, DCF Model, Closed Form	Volatility	21.00 ~ 68.00	The higher the volatility, the higher the fair value fluctuation
				Discount rate	1.15 ~ 1.29	The higher the discount rate, the lower the fair value
				Correlation coefficient between underlying assets	-50.48 ~ 90.95	The higher the absolute value of correlation coefficient, the higher the fair value fluctuation

	￦	9,342,878

6.2.3.2 Sensitivity analysis of changes in unobservable inputs

Sensitivity analysis of financial instruments is performed to measure favorable and unfavorable changes in fair value of financial instruments which are affected by unobservable parameters, using a statistical technique. When the fair value is affected by more than one input parameter, the amounts represent the most favorable or most unfavorable outcome. Level 3 financial instruments subject to sensitivity analysis are (a) equity-related derivatives, currency-related derivatives and interest rate related derivatives whose fair value changes are recognized in profit or loss, (b) financial liabilities designated at fair value through profit or loss, and (c) due from financial institutions, debt securities (including beneficiary certificates), equity securities and loan receivables whose fair value changes are recognized in profit or loss or other comprehensive income. If overlay approach is applied in accordance with IFRS No.4, changes in fair value of financial assets at fair value through profit or loss are recognized as other comprehensive income.

Results of the sensitivity analysis of changes in inputs as of December 31, 2019 and 2020, are as follows:

	December 31, 2019
	Profit or loss				Other comprehensive income (loss)
	Favorable changes		Unfavorable changes		Favorable changes		Unfavorable changes
	(In millions of Korean won)
Financial assets
Financial assets at fair value through profit or loss[1]
Due from financial institutions	￦	3	￦	(3)	￦	2	￦	(2)
Debt securities[4]		30,771		(27,062)		2,341		(2,276)
Equity securities[3]		24,456		(10,251)		1,110		(824)
Loans[5]		6,362		(4,344)		—		—
Derivatives held for trading[2]		25,830		(29,317)		—		—
Financial assets at fair value through other comprehensive income
Equity securities[3]		—		—		214,268		(110,687)

	￦	87,422	￦	(70,977)	￦	217,721	￦	(113,789)

Financial liabilities
Financial liabilities designated at fair value through profit or loss[1]	￦	49,730	￦	(44,136)	￦	—	￦	—
Derivatives held for trading[2]		14,638		(13,572)		—		—

	￦	64,368	￦	(57,708)	￦	—	￦	—

	December 31, 2020
	Profit or loss				Other comprehensive income (loss)
	Favorable changes		Unfavorable changes		Favorable changes		Unfavorable changes
	(In millions of Korean won)
Financial assets
Financial assets at fair value through profit or loss[1]
Due from financial institutions	￦	2	￦	(2)	￦	199	￦	(222)
Debt securities[4]		35,790		(12,826)		2,123		(2,122)
Equity securities[3]		16,125		(8,275)		973		(744)
Loans[5]		3,316		(2,952)		—		—
Derivatives held for trading[2]		22,783		(25,013)		—		—
Financial assets at fair value through other comprehensive income
Equity securities [3]		—		—		120,652		(73,434)
Loans[6]		—		—		534		(518)

	￦	78,016	￦	(49,068)	￦	124,481	￦	(77,040)

Financial liabilities
Financial liabilities designated at fair value through profit or loss[1]	￦	46,859	￦	(42,995)	￦	—	￦	—
Derivatives held for trading[2]		7,255		(7,139)		—		—

	￦	54,114	￦	(50,134)	￦	—	￦	—

[1]

For financial instruments at fair value through profit or loss, changes in fair value are calculated by shifting principal unobservable input parameters such as volatility of the underlying asset or correlation coefficient between underlying asset by ± 10%.

[2]

For derivatives financial instruments, changes in fair value are calculated by shifting principal unobservable input parameters; such as, price of underlying asset, volatility of stock price, volatility of interest rate by ± 10% and the loss given default ratio, discount rate by ± 1%.

[3]

For equity securities, changes in fair value are calculated by shifting principal unobservable input parameters; such as, correlation between growth rate (0~1%) and discount rate (-1~1%) or between liquidation value (-1~1%) and discount rate (-1~1%).

[4]

For beneficiary certificates, it is practically impossible to analyze sensitivity of changes in unobservable inputs. But only for beneficiary certificates whose underlying assets are real estates, changes in fair value are calculated by shifting correlation between discount rate of rent cashflow (-1~1%) and volatility of real estate price (-1~1%).

[5]	For loans, changes in fair value are calculated by shifting principal unobservable input parameters such as stock price, volatility of stock price (-10~10%), discount rate (-1~1%).
[6]

For loans measured at fair value through other comprehensive income, changes in fair value are calculated by shifting principal unobservable input parameters such as discount rate, volatility of the underlying asset 1%, growth rate 10%.

6.2.4 Day one gains or losses

If the Group uses a valuation technique that incorporates data not obtained from observable markets for the fair value at initial recognition of financial instruments, there could be a difference between the transaction price and the amount determined using that valuation technique. In these circumstances, the fair value of financial instruments is recognized as the transaction price, and the difference is not recognized in profit or loss but deferred and amortized using the straight-line method over the life of the financial instrument. When the fair value of the financial instruments is subsequently determined using observable market inputs, the remaining deferred amount is recognized in profit or loss.

Changes in aggregate deferred differences for the years ended December 31, 2019 and 2020, are as follows:

	2019		2020
	(In millions of Korean won)
Balance at the beginning of the year	￦	62,155	￦	45,767
New transactions		168,225		166,555
Changes during the year		(184,613)		(150,929)

Balance at the end of the year	￦	45,767	￦	61,393

6.3 Carrying Amounts of Financial Instruments by Category

Financial assets and liabilities are measured at fair value or amortized cost. The carrying amounts of financial assets and liabilities by category as of December 31, 2019 and 2020, are as follows:

	December 31, 2019
	Financial instruments at fair value through profit or loss		Financial instruments at fair value through other comprehensive income		Financial instruments designated at fair value through other comprehensive income		Financial instruments at amortized cost		Derivatives held for hedging		Total
	(In millions of Korean won)
Financial assets
Cash and due from financial institutions	￦	—	￦	—	￦	—	￦	20,837,878	￦	—	￦	20,837,878
Financial assets at fair value through profit or loss		53,549,086		—		—		—		—		53,549,086
Derivatives		3,008,598		—		—		—		182,075		3,190,673
Loans measured at amortized cost		—		—		—		339,684,059		—		339,684,059
Financial investments		—		43,931,946		2,504,105		25,346,555		—		71,782,606
Other financial assets		—		—		—		9,147,059		—		9,147,059

	￦	56,557,684	￦	43,931,946	￦	2,504,105	￦	395,015,551	￦	182,075	￦	498,191,361

	December 31, 2019
	Financial instruments at fair value through profit or loss		Financial instruments designated at fair value through profit or loss		Financial instruments at amortized cost		Derivatives held for hedging		Total
	(In millions of Korean won)
Financial liabilities
Financial liabilities at fair value through profit or loss	￦	2,663,327	￦	12,704,826	￦	—	￦	—	￦	15,368,153
Derivatives		2,842,950		—		—		164,391		3,007,341
Deposits		—		—		305,592,771		—		305,592,771
Borrowings		—		—		37,818,860		—		37,818,860
Debentures		—		—		50,935,583		—		50,935,583
Other financial liabilities		—		—		22,629,587		—		22,629,587

	￦	5,506,277	￦	12,704,826	￦	416,976,801	￦	164,391	￦	435,352,295

	December 31, 2020
	Financial instruments at fair value through profit or loss		Financial instruments at fair value through other comprehensive income		Financial instruments designated at fair value through other comprehensive income		Financial instruments at amortized cost		Derivatives held for hedging		Total
	(In millions of Korean won)
Financial assets
Cash and due from financial institutions	￦	—	￦	—	￦	—	￦	25,608,842	￦	—	￦	25,608,842
Financial assets at fair value through profit or loss		61,035,455		—		—		—		—		61,035,455
Derivatives		5,210,512		—		—		—		334,873		5,545,385
Loans measured at amortized cost		—		—		—		377,166,984		—		377,166,984
Financial investments		—		58,750,298		3,074,899		36,870,229		—		98,695,426
Other financial assets		—		—		—		14,167,689		—		14,167,689

	￦	66,245,967	￦	58,750,298	￦	3,074,899	￦	453,813,744	￦	334,873	￦	582,219,781

	December 31, 2020
	Financial instruments at fair value through profit or loss		Financial instruments designated at fair value through profit or loss		Financial instruments at amortized cost		Derivatives held for hedging		Total
	(In millions of Korean won)
Financial liabilities
Financial liabilities at fair value through profit or loss	￦	2,025,951	￦	9,784,107	￦	—	￦	—	￦	11,810,058
Derivatives		5,014,072		—		—		208,825		5,222,897
Deposits		—		—		338,580,220		—		338,580,220
Borrowings		—		—		49,827,156		—		49,827,156
Debentures		—		—		62,760,687		—		62,760,687
Other financial liabilities		—		—		28,612,288		—		28,612,288

	￦	7,040,023	￦	9,784,107	￦	479,780,351	￦	208,825	￦	496,813,306

6.4 Transfer of Financial Assets

6.4.1 Transferred financial assets that are derecognized in their entirety

The Group transferred loans and other financial assets that are derecognized in their entirety, to SPEs (special purpose entities), while the maximum exposure to loss (carrying amount) from its continuing involvement and fair value of its continuing involvement of the derecognized financial assets as of December 31, 2019 and 2020, are as follows:

	December 31, 2019
	Type of continuing involvement	Classification of financial instruments	Carrying amount of continuing involvement		Fair value of continuing involvement
			(In millions of Korean won)
Discovery 2nd Securitization Specialty Co., Ltd.	Subordinated debt	Financial assets at fair value through profit or loss	￦	5,596	￦	5,596
FK 1411 ABS Ltd.	Subordinated debt	Financial assets at fair value through profit or loss		5,428		5,428
AP 3B ABS Ltd.	Subordinated debt	Financial assets at fair value through profit or loss		3,205		3,205
AP 4D ABS Ltd.	Subordinated debt	Financial assets at fair value through profit or loss		6,175		6,175

			￦	20,404	￦	20,404

	December 31, 2020
	Type of continuing involvement	Classification of financial instruments	Carrying amount of continuing involvement		Fair value of continuing involvement
			(In millions of Korean won)
Discovery 2nd Securitization Specialty Co., Ltd.	Subordinated debt	Financial assets at fair value through profit or loss	￦	5,190	￦	5,190
FK 1411 ABS Ltd.	Subordinated debt	Financial assets at fair value through profit or loss		1,062		1,062
AP 3B ABS Ltd.	Subordinated debt	Financial assets at fair value through profit or loss		646		646
AP 4D ABS Ltd.	Subordinated debt	Financial assets at fair value through profit or loss		6,304		6,304

			￦	13,202	￦	13,202

6.4.2 Transferred financial assets that are not derecognized in their entirety

The Group securitized the loans and issued the asset-backed debentures. The senior debentures and related securitized assets as of December 31, 2019 and 2020, are as follows:

	December 31, 2019
	Carrying amount of underlying assets		Fair value of underlying assets		Carrying amount of senior debentures		Fair value of senior debentures
	(In millions of Korean won)
KB Kookmin Card 3rd Securitization Co., Ltd.*	￦	601,659	￦	592,358	￦	351,207	￦	342,204
KB Kookmin Card 4th Securitization Co., Ltd.*		560,903		552,216		347,387		340,820
KB Kookmin Card 5th Securitization Co., Ltd.*		542,861		534,630		299,795		304,835
KB Kookmin Card 6th Securitization Co., Ltd. *		795,884		784,080		461,909		469,600

	￦	2,501,307	￦	2,463,284	￦	1,460,298	￦	1,457,459

	December 31, 2020
	Carrying amount of underlying assets		Fair value of underlying assets		Carrying amount of senior debentures		Fair value of senior debentures
	(In millions of Korean won)
KB Kookmin Card 4th Securitization Co., Ltd.*	￦	490,465	￦	488,251	￦	219,419	￦	226,401
KB Kookmin Card 5th Securitization Co., Ltd.*		476,523		474,481		299,838		304,914
KB Kookmin Card 6th Securitization Co., Ltd.*		701,360		698,421		434,492		472,861
KB Kookmin Card 7th Securitization Co., Ltd.*		924,159		919,775		553,711		591,609

	￦	2,592,507	￦	2,580,928	￦	1,507,460	￦	1,595,785

*

The Group has an obligation to early redeem the asset-backed debentures upon occurrence of an event specified in the agreement such as when the outstanding balance of the eligible asset-backed securitization (ABS), a trust-type ABS, is below the solvency margin ratio (minimum rate: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts credit card accounts and deposits in addition to the previously entrusted credit card accounts.

6.4.3 Bonds sold under repurchase agreements and loaned securities

The Group continues to recognize the financial assets related to bonds sold under repurchase agreements and securities lending transactions in the consolidated statement of financial position since those transactions are not qualified for derecognition even though the Group transfers the financial assets. Bonds sold under repurchase agreements are sold on the condition that they will be repurchased at a fixed price and loaned securities will be returned at the expiration of the loan period. Thus, the Group retains substantially all the risks and rewards of ownership of the financial assets. The carrying amount of transferred assets and related liabilities as of December 31, 2019 and 2020, are as follows:

	December 31, 2019
	Carrying amount of transferred assets		Carrying amount of related liabilities
	(In millions of Korean won)
Bonds sold under repurchase agreements*	￦	9,292,858	￦	8,884,847
Loaned securities
Government bond		2,259,096		—
Stock		25,725		—

	￦	11,577,679	￦	8,884,847

	December 31, 2020
	Carrying amount of transferred assets		Carrying amount of related liabilities
	(In millions of Korean won)
Bonds sold under repurchase agreements*	￦	13,994,352	￦	13,398,140
Loaned securities
Government bond		1,831,673		—
Stock		19,811		—

	￦	15,845,836	￦	13,398,140

*	Bonds sold under repurchase agreements using borrowed securities as collateral amounts to ￦4,126,274 million and ￦ 2,147,975 million as of December 31, 2019 and 2020, respectively.

6.5 Offsetting Financial Assets and Financial Liabilities

The Group enters into International Swaps and Derivatives Association (“ISDA”) master netting agreements and other similar arrangements with the Group’s OTC derivative and spot exchange counterparties. Similar netting agreements are also entered into with the Group’s (a) sales or purchase of bonds under repurchase agreements and (b) securities lending and borrowing transactions, etc. Pursuant to these agreements, in the event of default by one party, contracts are to be terminated and receivables and payables are to be offset. Further, as the law allows for the right to offset, domestic exchange settlement debits and domestic exchange settlement credits are shown in its net settlement balance in the consolidated statement of financial position.

6.5.1 Details of financial assets subject to offsetting, enforceable master netting arrangements or similar agreements as of December 31, 2019 and 2020, are as follows:

	December 31, 2019
	Gross assets		Gross liabilities offset		Net amounts in the statement of financial position		Non-offsetting amount				Net amount
							Financial instruments		Cash collateral
	(In millions of Korean won)
Derivatives held for trading and derivatives linked securities	￦	3,043,757	￦	—	￦	3,043,757	￦	(2,122,160)	￦	(288,040)	￦	815,632
Derivatives held for hedging		182,075		—		182,075
Receivable spot exchange		3,051,390		—		3,051,390		(3,050,116)		—		1,274
Bonds purchased under repurchase agreements		6,507,646		—		6,507,646		(6,507,046)		—		600
Domestic exchange settlement debits		31,344,009		(30,794,160)		549,849		—		—		549,849
Other financial instruments		1,043,320		(1,022,977)		20,343		(2,492)		—		17,851

	￦	45,172,197	￦	(31,817,137)	￦	13,355,060	￦	(11,681,814)	￦	(288,040)	￦	1,385,206

	December 31, 2020
	Gross assets		Gross liabilities offset		Net amounts in the statement of financial position		Non-offsetting amount				Net amount
							Financial instruments		Cash collateral
	(In millions of Korean won)
Derivatives held for trading and derivatives linked securities	￦	5,425,708	￦	—	￦	5,425,708	￦	(3,940,729)	￦	(263,564)	￦	1,556,289
Derivatives held for hedging		334,874		—		334,874
Receivable spot exchange		3,435,657		—		3,435,657		(3,434,222)		—		1,435
Bonds purchased under repurchase agreements		3,600,447		—		3,600,447		(3,600,447)		—		—
Domestic exchange settlement debits		37,549,292		(36,823,836)		725,456		—		—		725,456
Other financial instruments		4,560,879		(4,474,909)		85,970		—		—		85,970

	￦	54,906,857	￦	(41,298,745)	￦	13,608,112	￦	(10,975,398)	￦	(263,564)	￦	2,369,150

6.5.2 Details of financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreement as of December 31, 2019 and 2020, are as follows:

	December 31, 2019
	Gross liabilities		Gross assets offset		Net amounts in the statement of financial position		Non-offsetting amount				Net amount
							Financial instruments		Cash collateral
	(In millions of Korean won)
Derivatives held for trading and derivatives linked securities	￦	2,936,638	￦	—	￦	2,936,638	￦	(2,182,243)	￦	(92,565)	￦	826,221
Derivatives held for hedging		164,391		—		164,391
Payable spot exchange		3,050,982		—		3,050,982		(3,034,679)		—		16,303
Bonds sold under repurchase agreements*		13,011,121		—		13,011,121		(13,000,321)		—		10,800
Securities borrowing agreements		2,583,092		—		2,583,092		(2,583,092)		—		—
Domestic exchange settlement credits		32,867,423		(30,794,160)		2,073,263		(2,073,263)		—		—
Other financial instruments		1,156,345		(1,022,977)		133,368		(2,492)		—		130,876

	￦	55,769,992	￦	(31,817,137)	￦	23,952,855	￦	(22,876,090)	￦	(92,565)	￦	984,200

	December 31, 2020
	Gross liabilities		Gross assets offset		Net amounts in the statement of financial position		Non-offsetting amount				Net amount
							Financial instruments		Cash collateral
	(In millions of Korean won)
Derivatives held for trading and derivatives linked securities	￦	5,300,028	￦	—	￦	5,300,028	￦	(3,365,443)	￦	(77,324)	￦	2,066,086
Derivatives held for hedging		208,825		—		208,825
Payable spot exchange		3,434,887		—		3,434,887		(3,434,222)		—		665
Bonds sold under repurchase agreements*		16,329,799		(11,800)		16,317,999		(16,317,999)		—		—
Securities borrowing agreements		1,934,736		—		1,934,736		(1,934,736)		—		—
Domestic exchange settlement credits		37,757,164		(36,823,835)		933,329		(933,329)		—		—
Other financial instruments		4,764,991		(4,474,909)		290,082		—		—		290,082

	￦	69,730,430	￦	(41,310,544)	￦	28,419,886	￦	(25,985,729)	￦	(77,324)	￦	2,356,833

*	Includes bonds sold under repurchase agreements to customers.